Losses per Share (Tables)	12 Months Ended
Dec. 31, 2019
Losses per Share
Schedule of basic losses per share

	Year Ended December 31,
	2019	2018	2017
Weighted average number of outstanding ordinary shares in issue	665,683,145	664,263,820	617,171,710
Net loss attributable to the Company (US$’000)	(106,024)	(74,805)	(26,737)
Losses per share attributable to the Company (US$ per share)	(0.16)	(0.11)	(0.04)